Leases - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022
Leases, Assets And Liabilities [Abstract]
Lease payments not included in the measurement of lease liabilities	$ 39.6	$ 23.5	$ 21.5